Debt With Related Parties - Additional Information (Details)					5 Months Ended	12 Months Ended
	Feb. 16, 2024 USD ($)	Feb. 16, 2024 MXN ($)	Oct. 23, 2023 USD ($)	Nov. 23, 2021	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)		Dec. 31, 2022 MXN ($)		Dec. 31, 2021 MXN ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2022 MXN ($)		Jun. 30, 2020 USD ($)	Aug. 09, 2017 USD ($)	Nov. 30, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Senior notes													$ 449,716,000				$ 445,281,000
Maturity						1 year and for more than one year
Key management personnel compensation						$ 515,483,000		$ 411,449,000
Key management personnel compensation expense for other bonuses					$ 46,053,000	58,620,000	[1]	51,150,000	[1]
Key management personnel compensation, bonuses										$ 4,187,000
Key management personnel compensation, pending bonuses						43,161,000		44,527,000
Key management personnel compensation, share-based payments						$ 334,493,000		$ 250,375,000		132,456,000
Senior, 2017 Junior and 2020 Junior Promissory Notes and Convertible Notes
Disclosure of transactions between related parties [line items]
Repayments of promissory notes payable	$ 288,116,421	$ 4,934,138,000
Foreign exchange rate		17.1255
Related parties
Disclosure of transactions between related parties [line items]
Senior notes											$ 100,397,329	[2]			$ 100,397,329	[3]
Principal amount													1,665,422,000	[4]			1,908,726,000	[5]
Third parties
Disclosure of transactions between related parties [line items]
Key management personnel compensation					$ 57,129,000					$ 97,936,000
Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes													4,178,912,000				4,118,396,000
Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes											$ 94,747,329	[2]	4,158,458,000		$ 94,747,329	[3]	4,098,238,000
Principal amount													$ 1,592,780,000	[4]			$ 1,825,472,000	[5]
Maturity						Dec 2026		May 2024
Interest Rate											14.00%		14.00%		14.00%		14.00%
Senior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes													$ 20,454,000				$ 20,158,000
2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes													213,387,000				208,469,000
2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes											$ 5,000,000	[2]	179,245,000		$ 5,000,000	[3]	175,114,000
Principal amount													$ 70,953,000	[4]			$ 81,318,000	[5]
Maturity						Dec 2026		May 2024
Interest Rate											15.00%		15.00%		15.00%		15.00%
2017 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes													$ 34,142,000				$ 33,355,000
2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes													17,867,000				17,597,000
2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes											$ 650,000	[2]	2,749,000		$ 650,000	[3]	2,707,000
Principal amount													$ 1,689,000	[4]			$ 1,936,000	[5]
Maturity						Dec 2026		May 2024
Interest Rate											14.00%		14.00%		14.00%		14.00%
2020 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes													$ 15,118,000				$ 14,890,000
BBB Foods Inc. | Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes			$ 4,100,000																		$ 94,747,329
Principal amount													$ 1,600,614,000				1,834,450,000
Original term of debt						6 years
Maturity						November 30, 2022
Interest Rate											14.00%		14.00%
Accrued interest											$ 152,620,740		$ 2,578,298,000		$ 117,963,235		2,283,945,000
Debt instruments extended maturity				2 years
Extended maturity date			Dec. 31, 2026	May 31, 2024
Advisory fee			$ 400,000
BBB Foods Inc. | Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes													1,122,056,000				1,105,807,000
Percentage of principal amount due						99.50%
BBB Foods Inc. | Senior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Percentage of principal amount due						0.50%
BBB Foods Inc. | 2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes																				$ 5,000,000
Principal amount													$ 84,468,000				96,808,000
Original term of debt						5 years
Maturity						November 30, 2022
Interest Rate											15.00%		15.00%
Accrued interest											$ 7,631,284		$ 128,919,000		5,767,168		111,661,000
Debt instruments extended maturity				2 years
Extended maturity date			Dec. 31, 2026	May 31, 2024
Additional payments			$ 230,000
BBB Foods Inc. | 2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes													59,748,000				58,371,000
Percentage of principal amount due						84.00%
BBB Foods Inc. | 2017 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Percentage of principal amount due						16.00%
BBB Foods Inc. | 2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes			$ 20,000																$ 650,000
Principal amount													$ 10,981,000				12,585,000
Original term of debt						3 years
Maturity						June 30, 2023
Interest Rate											14.00%		14.00%
Accrued interest											$ 407,613		$ 6,887,000		$ 258,884		5,012,000
Debt instruments extended maturity				1 year
Extended maturity date			Dec. 31, 2026	May 31, 2024
BBB Foods Inc. | 2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes													$ 2,749,000				$ 2,707,000
Percentage of principal amount due						15.40%
BBB Foods Inc. | 2020 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Percentage of principal amount due						84.60%

[1]	The outstanding amount payable of these bonuses as of December 31, 2023 and 2022 is Ps.35,269 and Ps.43,834, respectively. (See Note 13.2).
[2]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
[3]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
[4]	Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to related parties of BBB Foods Inc., the remainder of the amount of each Promissory Notes is disclosed as debt (see Note 14).
[5]	Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to related parties of BBB Foods Inc., the remainder of the amount of each Promissory Notes is disclosed as debt (see Note 14).